CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares	Sep. 30, 2017 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues, including sales to related parties of RMBnil, RMB7,848, and RMB37,987 for the years ended September 30, 2017, 2018, and 2019 respectively (note 3)	$ 13,426	¥ 92,440	¥ 12,927	¥ 870
Cost of revenues	(15,289)	(105,270)	(7,047)	(678)
Gross profit	(1,863)	(12,830)	5,880	192
Operating expenses
Selling and marketing	(586)	(4,038)	(411)	0
General and administrative	(3,955)	(27,229)	(32,147)	(36,094)
Research and development	(1,927)	(13,267)	(27,132)	(38,682)
Other income, net	149	1,028	18,291	5,028
Total operating expenses, net	(6,319)	(43,506)	(41,399)	(69,748)
Loss from continuing operations	(8,200)	(56,336)	(35,519)	(69,556)
Interest expense	(680)	(4,680)	(22,787)	(9,006)
Interest income	0	3	6	1,427
Impairment loss	(600)	(4,130)	(3,807)	(44,706)
Loss on termination of business disposal	0	0	(90,683)	0
Loss before income taxes from continuing operations	(9,463)	(65,143)	(152,790)	(121,841)
Income tax (expense) benefits from continuing operations (note 20)
Current	(74)	(510)	0	0
Net loss from continuing operations	(9,537)	(65,653)	(152,790)	(121,841)
Discontinued Operations:
(Loss) income from discontinued operations, net of taxes (note 4)	0	0	0	18,862
Loss on disposal of commercial seed business, net of taxes (note 4)	0	0	0	(3,282)
Net (loss)income from discontinued operations	0	0	0	15,580
Net loss	(9,537)	(65,653)	(152,790)	(106,261)
Less: Net (loss) income attributable to non-controlling interests	(513)	(3,533)	873	(30,587)
Net loss attributable to Origin Agritech Limited	(9,024)	(62,120)	(153,663)	(75,674)
Other comprehensive loss
Net loss	(9,537)	(65,653)	(152,790)	(106,261)
Foreign currency translation difference	(238)	(1,640)	(3,315)	(7,644)
Comprehensive loss	(9,775)	(67,293)	(156,105)	(113,905)
Less: Comprehensive (loss) income attributable to non-controlling interests	(513)	(3,534)	873	(30,587)
Comprehensive loss attributable to Origin Agritech Limited	$ (9,262)	¥ (63,759)	¥ (156,978)	¥ (83,318)
Basic and diluted net income (loss) per share (note 21)
Continuing operations | (per share)	$ (2.16)	¥ (14.85)	¥ (50.18)	¥ (32.20)
Discontinued operations | (per share)	0.00	0.00	0.00	5.25
Basic and diluted net loss per share attributable to Origin Agritech Limited | (per share)	$ (2.16)	¥ (14.85)	¥ (50.18)	¥ (26.95)
Shares used in calculating basic and diluted net income (loss) per share	4,184,032	4,184,032	3,061,979	2,808,293